Business Segment and Geographical Information - Distribution of Long-lived Assets, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Long-lived assets	$ 270,064	$ 158,669
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	110,522	106,206
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	41,970	9,807
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	72,578	25,535
Other
Segment Reporting Information [Line Items]
Long-lived assets	$ 44,994	$ 17,121